Loan Portfolio and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2023
Loan Portfolio and Allowance for Credit Losses [Abstract]
Loan Portfolio and Allowance for Credit Losses
(4)	Loan Portfolio and Allowance for Credit Losses

The following table presents loans by portfolio segment:

	December 31, 2023
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$212,754	$39,501	$252,255
Other	20,863	397	21,260
Real estate mortgage - 1 to 4 family:
First mortgages	2,756,914	1,550,191	4,307,105
Home equity loans	44,152	13,806	57,958
Home equity lines of credit	212,298	135,117	347,415
Installment	12,057	4,829	16,886
Total loans, net	$3,259,038	$1,743,841	5,002,879
Less: Allowance for credit losses			48,578
Net loans			$4,954,301
*Includes New York, New Jersey, Vermont and Massachussetts.

	December 31, 2022
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$177,371	$32,551	$209,922
Other	20,221	868	21,089
Real estate mortgage - 1 to 4 family:
First mortgages	2,776,989	1,369,913	4,146,902
Home equity loans	43,999	12,550	56,549
Home equity lines of credit	191,926	94,506	286,432
Installment	9,408	2,899	12,307
Total loans, net	$3,219,914	$1,513,287	4,733,201
Less: Allowance for credit losses			46,032
Net loans			$4,687,169
*Includes New York, New Jersey, Vermont and Massachussetts.

Included in commercial loans above are Paycheck Protection Program (“PPP”) loans totaling $620 thousand and $1.0 million as of December 31, 2023 and 2022, respectively.

At December 31, 2023 and 2022, the Company had approximately $29.1 million and $36.4 million, respectively, of real estate construction loans. Of the $29.1 million in real estate construction loans at December 31, 2023, approximately $8.0 million are secured by first mortgages to residential borrowers while approximately $21.1 million were to commercial borrowers for residential construction projects. Of the $36.4 million in real estate construction loans at December 31, 2022, approximately $14.1 million are secured by first mortgages to residential borrowers while approximately $22.3 million were to commercial borrowers for residential construction projects. The majority of construction loans are in the Company’s New York market.

At December 31, 2023 and 2022, loans to executive officers, directors, and to associates of such persons aggregated $29.3 million and $20.5 million, respectively.  During 2023, approximately $16.0 million of new loans were made, and repayments of loans totaled approximately $7.2 million.  The composition of the related parties’ loan balances had no changes during the year. All loans are current according to their term.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

Allowance for credit losses on loans

The level of the ACLL is based on factors that influence management’s current estimate of expected credit losses, including past events and current conditions. Consistent with the prior year, the Company has determined the Moody’s Stagflation forecast scenario to be appropriate for the December 31, 2023 ACLL calculation. The Company selected the Moody’s Stagflation economic forecast for credit losses as management expects that markets will experience a slight decline in economic conditions and an increase in the unemployment rate over the next two years.

Activity in the allowance for credit losses on loans by portfolio segment for the years ended December 31, 2023, and 2022 are summarized as follows:

	For the year ended December 31, 2023
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$2,596	$43,271	$165	$46,032
Loans charged off:
New York and other states*	-	371	97	468
Florida	-	-	79	79
Total loan chargeoffs	-	371	176	547

Recoveries of loans previously charged off:
New York and other states*	129	392	45	566
Florida	-	25	2	27
Total recoveries	129	417	47	593
Net loans (recoveries) charged off	(129)	(46)	129	(46)
(Credit) provision for credit losses	10	2,308	182	2,500
Balance at end of period	$2,735	$45,625	$218	$48,578

* Includes New York, New Jersey, Vermont and Massachusetts.

	For the year ended December 31, 2022
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$3,135	40,689	443	44,267
Impact of ASU 2016-13, Current Expected Credit Loss (CECL)	(986)	3,717	(378)	2,353
Balance as of January 1, 2022 as adjusted for ASU 2016-13	2,149	44,406	65	46,620
Loans charged off:
New York and other states*	40	24	87	151
Florida	-	-	1	1
Total loan chargeoffs	40	24	88	152

Recoveries of loans previously charged off:
New York and other states*	4	450	7	461
Florida	-	-	3	3
Total recoveries	4	450	10	464
Net loan recoveries	36	(426)	78	(312)
(Credit) provision for loan losses	483	(1,561)	178	(900)
Balance at end of period	$2,596	43,271	165	46,032

* Includes New York, New Jersey, Vermont and Massachusetts.

Activity in the allowance for loan losses by portfolio segment as calculated under the probable incurred loss method for the year ended December 31, 2021 is as follows:

	For the year ended December 31, 2021
(dollars in thousands)		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$4,140	$44,950	$505	$49,595
Loans charged off:
New York and other states*	30	339	58	427
Florida	-	1	2	3
Total loan chargeoffs	30	340	60	430

Recoveries of loans previously charged off:
New York and other states*	32	464	54	550
Florida	-	2	-	2
Total recoveries	32	466	54	552
Net loans charged off	(2)	(126)	6	(122)
Credit for loan losses	(1,007)	(4,387)	(56)	(5,450)
Balance at end of period	$3,135	$40,689	$443	$44,267

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the balance in the allowance for credit losses on loans by portfolio segment and based on impairment evaluation as of December 31, 2023 and 2022:

	As of December 31, 2023
(dollars in thousands)		1-to-4 Family
	Commercial	Residential	Installment
	Loans	Real Estate	Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	2,735	45,625	218	48,578

Total ending allowance balance	$2,735	$45,625	$218	$48,578

Loans:
Individually evaluated for impairment	$957	$23,628	$144	$24,729
Collectively evaluated for impairment	272,558	4,688,850	16,742	4,978,150

Total ending loans balance	$273,515	$4,712,478	$16,886	$5,002,879

	As of December 31, 2022
(dollars in thousands)		1-to-4 Family
	Commercial	Residential	Installment
	Loans	Real Estate	Loans	Total
Allowance for credit losses on loans:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	$-	$-	$-
Collectively evaluated for impairment	2,596	43,271	165	46,032

Total ending allowance balance	$2,596	43,271	165	46,032

Loans:
Individually evaluated for impairment	$646	24,967	82	25,695
Collectively evaluated for impairment	230,365	4,464,916	12,225	4,707,506

Total ending loans balance	$231,011	$4,489,883	$12,307	$4,733,201

The Company’s allowance for credit losses on unfunded commitments is recognized as a liability (accrued expenses and other liabilities) with adjustments to the reserve recognized in (credit) provision for credit losses in the consolidated statements of income.

The Company’s activity in the allowance for credit losses on unfunded commitments were as follows:

(In thousands)	For the year ended
December 31, 2023
Balance at January 1, 2023	$2,912
(Credit) provision for credit losses	(1,250)
Balance at December 31, 2023	$1,662

(In thousands)	For the year ended December 31, 2022

Balance at January 1, 2022	$18
Impact of Adopting CECL	2,335
Adjusted Balance at January 1, 2022	$2,353
Provision for credit losses	559
Balance at December 31, 2022	$2,912

Loan Credit Quality

The Company categorizes commercial loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. On at least an annual basis, the Company’s loan grading process analyzes non-homogeneous loans, such as commercial loans and commercial real estate loans, individually by grading the loans based on credit risk.  The Company’s internal loan review department in accordance with the Company’s internal loan review policy tests the loan grades assigned to all loan types.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as such have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be “pass” rated loans.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios. Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for credit losses on loans. The payment status of these homogeneous pools as of December 31, 2023 and December 31, 2022 is also included in the aging of the past due loans table. Nonperforming loans shown in the table below were loans on non-accrual status and loans over 90 days past due and accruing.

As of December 31, 2023 and 2022, and based on the most recent analysis performed, the risk category of loans by class of loans, and gross charge-offs year to date for each loan type by origination year was as follows:

Loan Credit Quality
(in thousands)	As of December 31, 2023
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$61,148	$82,339	$23,940	$16,653	$19,835	$41,153	$5,664	$-	$250,732
Special Mention	-	-	-	42	-	225	-	-	267
Substandard	-	-	-	-	-	1,256	-	-	1,256
Total Commercial Loans	$61,148	$82,339	$23,940	$16,695	$19,835	$42,634	$5,664	$-	$252,255

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Commercial Other:
Risk rating
Pass	$7,873	$2,164	$1,933	$1,386	$321	$2,641	$4,482	$-	$20,800
Special mention	-	-	-	-	-	-	34	-	34
Substandard	-	-	328	-	-	98	-	-	426
Total Commercial Real Estate Loans	$7,873	$2,164	$2,261	$1,386	$321	$2,739	$4,516	$-	$21,260

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$417,197	$565,601	$877,736	$732,798	$342,559	$1,354,867	$3,042	$-	$4,293,800
Nonperforming	64	210	383	229	1,119	11,300	-	-	13,305
Total First Mortgage:	$417,261	$565,811	$878,119	$733,027	$343,678	$1,366,167	$3,042	$-	$4,307,105

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$27	$336	$-	$-	$363
	$-	$-	$-	$-	$27	$336	$-	$-	$363

Home Equity Loans:
Risk rating
Performing	$9,660	$5,963	$7,770	$5,668	$6,542	$22,076	$-	$-	$57,679
Nonperforming	-	-	-	-	-	279	-	-	279
Total Home Equity Loans:	$9,660	$5,963	$7,770	$5,668	$6,542	$22,355	$-	$-	$57,958

Home Equity Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Lines of Credit:
Risk rating
Performing	$355	$641	$248	$75	$10	$15,964	$327,059	$-	$344,352
Nonperforming	-	-	8	56	-	2,813	186	-	3,063
Total Home Equity Credit Lines:	$355	$641	$256	$131	$10	$18,777	$327,245	$-	$347,415

Home Equity Lines of Credit:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$8	$-	$-	$8
	$-	$-	$-	$-	$-	$8	$-	$-	$8

Installments:
Risk rating
Performing	$8,473	$4,592	$1,484	$360	$198	$605	$1,008	$-	$16,720
Nonperforming	-	49	51	-	63	3	-	-	166
Total Installments	$8,473	$4,641	$1,535	$360	$261	$608	$1,008	$-	$16,886

Installments Loans:
Current-period Gross writeoffs	$16	$67	$50	$1	$21	$21	$-	$-	$176
	$16	$67	$50	$1	$21	$21	$-	$-	$176

Loan Credit Quality
(in thousands)	As of December 31, 2022
	Term Loans Amortized Cost Basis by Origination Year
Commercial :	2022	2021	2020	2019	2018	Prior	Revolving Loans Amortized Cost Basis	Revolving Loan Converted to Term	Total
Risk rating
Pass	$79,430	$29,991	$18,708	$22,790	$16,598	$32,666	$8,022	$-	$208,205
Special Mention	-	-	62	-	243	-	-	-	305
Substandard	-	-	113	-	128	1,171	-	-	1,412
Total Commercial Loans	$79,430	$29,991	$18,883	$22,790	$16,969	$33,837	$8,022	$-	$209,922

Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$40	$-	$-	$40
	$-	$-	$-	$-	$-	$40	$-	$-	$40

Commercial Other:
Risk rating
Pass	$2,972	$2,848	$2,273	$590	$674	$2,348	$8,908	$-	$20,613
Special mention	-	-	-	-	-	-	39	-	39
Substandard	-	339	-	-	-	98	-	-	437
Total Commercial Real Estate Loans	$2,972	$3,187	$2,273	$590	$674	$2,446	$8,947	$-	$21,089

Other Commercial Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential First Mortgage:
Risk rating
Performing	$557,981	$933,754	$784,511	$368,137	$257,926	$1,228,776	$1,472	$-	$4,132,557
Nonperforming	-	496	81	844	351	12,573	-	-	14,345
Total First Mortgage:	$557,981	$934,250	$784,592	$368,981	$258,277	$1,241,349	$1,472	$-	$4,146,902

Residential First Mortgage Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$5	$-	$-	$5
	$-	$-	$-	$-	$-	$5	$-	$-	$5

Home Equity Loans:
Risk rating
Performing	$6,863	$9,124	$6,322	$7,588	$5,240	$21,217	$-	$-	$56,354
Nonperforming	-	-	-	-	66	129	-	-	195
Total Home Equity Loans:	$6,863	$9,124	$6,322	$7,588	$5,306	$21,346	$-	$-	$56,549

Home Equity Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity Credit Lines:
Risk rating
Performing	$1,369	$1,246	$740	$52	$100	$18,377	$262,244	$-	$284,128
Nonperforming	-	7	-	-	-	2,111	186	-	2,304
Total Home Equity Credit Lines:	$1,369	$1,253	$740	$52	$100	$20,488	$262,430	$-	$286,432

Home Equity Credit Lines Loans:
Current-period Gross writeoffs	$-	$-	$-	$-	$-	$19	$-	$-	$19
	$-	$-	$-	$-	$-	$19	$-	$-	$19

Installments:
Risk rating
Performing	$6,385	$2,495	$805	$709	$374	$308	$1,125	$-	$12,201
Nonperforming	20	17	-	65	-	1	3	-	106
Total Installments	$6,405	$2,512	$805	$774	$374	$309	$1,128	$-	$12,307

Installments Loans:
Current-period Gross writeoffs	$1	$47	$22	$7	$2	$9	$-	$-	$88
	$1	$47	$22	$7	$2	$9	$-	$-	$88

The following tables present the aging of the amortized cost in past due loans by loan class and by region as of December 31, 2023 and 2022:

	As of December 31, 2023

New York and other states*:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$521	$521	$212,233	$212,754
Other	-	26	-	26	20,837	20,863
Real estate mortgage - 1 to 4 family:
First mortgages	4,330	811	6,008	11,149	2,745,765	2,756,914
Home equity loans	20	138	157	315	43,837	44,152
Home equity lines of credit	591	135	1,499	2,225	210,073	212,298
Installment	6	18	95	119	11,938	12,057

Total	$4,947	$1,128	$8,280	$14,355	$3,244,683	$3,259,038

Florida:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$-	$-	$39,501	$39,501
Other	-	-	314	314	83	397
Real estate mortgage - 1 to 4 family:
First mortgages	1,290	78	1,433	2,801	1,547,390	1,550,191
Home equity loans	73	6	-	79	13,727	13,806
Home equity lines of credit	184	-	56	240	134,877	135,117
Installment	16	-	60	76	4,753	4,829

Total	$1,563	$84	$1,863	$3,510	$1,740,331	$1,743,841

Total:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	$-	$521	$521	$251,734	$252,255
Other	-	26	314	340	20,920	21,260
Real estate mortgage - 1 to 4 family:
First mortgages	5,620	889	7,441	13,950	4,293,155	4,307,105
Home equity loans	93	144	157	394	57,564	57,958
Home equity lines of credit	775	135	1,555	2,465	344,950	347,415
Installment	22	18	155	195	16,691	16,886

Total	$6,510	$1,212	$10,143	$17,865	$4,985,014	$5,002,879

* Includes New York, New Jersey, Vermont and Massachusetts.

	As of December 31, 2022

New York and other states*:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	161	161	177,210	177,371
Other	18	-	20	38	20,183	20,221
Real estate mortgage - 1 to 4 family:
First mortgages	4,262	921	7,203	12,386	2,764,603	2,776,989
Home equity loans	283	-	67	350	43,649	43,999
Home equity lines of credit	978	-	591	1,569	190,357	191,926
Installment	78	4	23	105	9,303	9,408

Total	$5,619	925	8,065	14,609	3,205,305	3,219,914

Florida:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	32,551	32,551
Other	-	-	314	314	554	868
Real estate mortgage - 1 to 4 family:
First mortgages	1,183	243	1,404	2,830	1,367,083	1,369,913
Home equity loans	51	-	-	51	12,499	12,550
Home equity lines of credit	224	-	-	224	94,282	94,506
Installment	6	-	83	89	2,810	2,899

Total	$1,464	243	1,801	3,508	1,509,779	1,513,287

Total:	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	161	161	209,761	209,922
Other	18	-	334	352	20,737	21,089
Real estate mortgage - 1 to 4 family:
First mortgages	5,445	1,164	8,607	15,216	4,131,686	4,146,902
Home equity loans	334	-	67	401	56,148	56,549
Home equity lines of credit	1,202	-	591	1,793	284,639	286,432
Installment	84	4	106	194	12,113	12,307

Total	$7,083	1,168	9,866	18,117	4,715,084	4,733,201

* Includes New York, New Jersey, Vermont and Massachusetts.

At December 31, 2023 and 2022, there were no loans that were 90 days past due and still accruing interest.  As a result, non-accrual loans include all loans 90 days or more past due as well as certain loans less than 90 days past due that were placed on non-accrual status for reasons other than delinquent status.  There are no commitments to extend further credit on non-accrual or modified loans.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu). Other real estate owned is included in Other assets on the Balance Sheet.  As of December 31, 2023 other real estate owned included $194 thousand of residential foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had an amortized cost of $6.6 million as of December 31, 2023. As of December 31, 2022 other real estate owned included $2.1 million of residential foreclosed properties.  In addition, non-accrual residential mortgage loans that were in the process of foreclosure had an amortized cost of $7.4 million as of December 31, 2022.

Loans individually evaluated for impairment are non-accrual loans delinquent greater than 180 days, non-accrual commercial loans, as well as loans classified as loan modifications. As of December 31, 2023, there was no allowance for credit losses based on loans individually evaluated for impairment. Residential and installment non-accrual loans which are not loan modifications or greater than 180 days delinquent are collectively evaluated to determine the allowance for credit loss.

The following tables presents the amortized cost basis in non-accrual loans by portfolio segment as of December 31, 2023 and 2022:

	As of December 31, 2023
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$536	$-	$536
Other	-	314	314
Real estate mortgage - 1 to 4 family:
First mortgages	11,324	1,981	13,305
Home equity loans	235	44	279
Home equity lines of credit	2,816	247	3,063
Installment	151	15	166
Total non-accrual loans	15,062	2,601	17,663
Restructured real estate mortgages - 1 to 4 family	3	-	3
Total nonperforming loans	$15,065	$2,601	$17,666

	As of December 31, 2022
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$199	$-	$199
Other	20	314	334
Real estate mortgage - 1 to 4 family:
First mortgages	12,609	1,736	14,345
Home equity loans	153	42	195
Home equity lines of credit	2,187	117	2,304
Installment	23	83	106
Total non-accrual loans	15,191	2,292	17,483
Restructured real estate mortgages - 1 to 4 family	10	-	10
Total nonperforming loans	$15,201	$2,292	$17,493

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the amortized cost basis of loans on non-accrual status and loans past due over 89 days still accruing as of December 31, 2023 and 2022:

	As of December 31, 2023
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$536	$-	-
Other	314	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12,584	721	-
Home equity loans	271	8	-
Home equity lines of credit	2,395	668	-
Installment	144	22	-
Total loans, net	$16,244	$1,419	-

	As of December 31, 2022
(dollars in thousands)	Non-accrual With No Allowance for Credit Loss	Non-accrual With Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing

Commercial:
Commercial real estate	$160	$39	-
Other	20	314	-
Real estate mortgage - 1 to 4 family:
First mortgages	13,502	843	-
Home equity loans	129	66	-
Home equity lines of credit	2,257	47	-
Installment	82	24	-
Total loans, net	$16,150	$1,333	-

The non-accrual balance of $1.4 million and $1.3 million disclosed above was collectively evaluated and the associated allowance for credit losses on loans was not material as of December 31, 2023 and 2022, respectively.

A financial asset is considered collateral-dependent when the debtor is experiencing financial difficulty and repayment is expected to be provided substantially through the sale or operation of the collateral. Expected credit losses for the collateral dependent loans are based on the fair value of the collateral at the reporting date, adjusted for selling costs as appropriate.

The following tables present the amortized cost basis of individually analyzed collateral dependent loans by portfolio segment as of December 31, 2023 and 2022:

	As of December 31, 2023
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$643	-	-
Other	314	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	20,018	-	-
Home equity loans	371	-	-
Home equity lines of credit	3,239	-	-
Installment	144	-	-
Total	$24,729	-	-

	As of December 31, 2022
	Type of Collateral
(dollars in thousands)
	Real Estate	Investment Securities/Cash	Other
Commercial:
Commercial real estate	$312	-	-
Other	334	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	21,467	-	-
Home equity loans	236	-	-
Home equity lines of credit	3,264	-	-
Installment	82	-	-
Total	$25,695	-	-

The Company has not committed to lend additional amounts to customers with outstanding loans that are modified.  Interest income recognized on loans that are individually evaluated was not material during the years ended December 31, 2023, 2022 and 2021.

A loan for which the terms have been modified, and for which a borrower is experiencing financial difficulties, is considered a loan modification and is classified as individually evaluated. Loan modifications at December 31, 2023 are measured at the amortized cost using the loan’s effective rate at inception or fair value of the underlying collateral if the loan is considered collateral dependent.

As of December 31, 2023 and 2022  loans individually evaluated included approximately $8.3 million and $9.2 million, respectively, of loans in accruing status that were identified as loan modifications as a result of chapter 7 bankruptcies.

Pursuant to the adoption of ASU 2022-02 - Financial Instruments - Credit Losses (Topic 326) Troubled Debt Restructuring and Vintage Disclosures (“ASU 2022-02”), a borrower that is experiencing financial difficulty and receives a modification in the form of principal forgiveness, an interest rate reduction, an other-than-insignificant payment delay or a term extension in the current period needs to be disclosed.

The following table presents the amortized cost basis of loans at December 31, 2023 that were both experiencing financial difficulty and modified during the year ended December 31, 2023, by class and by type of modification. The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the amortized cost basis of each class of financing receivable is also presented below:

For the year ended December 31, 2023

New York and other states*:
	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans

Commercial:
Commercial real estate	$-	-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	895	0.03%
Home equity loans	-	-
Home equity lines of credit	50	0.02%
Installment	-	-

Total	$945	0.03%

Florida:
	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans

Commercial:
Commercial real estate	$-	-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	338	0.02%
Home equity loans	-	-
Home equity lines of credit	-	-
Installment	-	-

Total	$338	0.02%

Total
	Payment	% of Total Class
(dollars in thousands)	Delay	of Loans

Commercial:
Commercial real estate	$-	-
Other	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,233	0.03%
Home equity loans	-	-
Home equity lines of credit	50	0.02%
Installment	-	-

Total	$1,283	0.03%

* Includes New York, New Jersey, Vermont and Massachusetts.

The Bank monitors the performance of loans modified to borrowers experiencing financial difficulty to understand the effectiveness of its modification efforts. The following table describes the performance of loans that have been modified as of December 31, 2023:

As of December 31, 2023

New York and other states*:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	691	152	-	52	895
Home equity loans	-	-	-	-	-
Home equity lines of credit	50	-	-	-	50
Installment	-	-	-	-	-

Total	$741	$152	$-	$52	$945

Florida:		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	338	-	-	-	338
Home equity loans	-	-	-	-	-
Home equity lines of credit	-	-	-	-	-
Installment	-	-	-	-	-

Total	$338	$-	$-	$-	$338

Total		30-59	60-89	90+
		Days	Days	Days
(dollars in thousands)	Current	Past Due	Past Due	Past Due	Total

Commercial:
Commercial real estate	$-	$-	$-	$-	$-
Other	-	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,029	152	-	52	1,233
Home equity loans	-	-	-	-	-
Home equity lines of credit	50	-	-	-	50
Installment	-	-	-	-	-

Total	$1,079	$152	$-	$52	$1,283

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables describes the financial effect of the modifications made to borrowers experiencing financial difficulty:

For the year ended December 31, 2023
Weighted
New York and other states*:	Average
Payment
(dollars in thousands)	Delay (Months)

Commercial:
Commercial real estate	$-
Other	-
Real estate mortgage - 1 to 4 family:
First mortgages	21
Home equity loans	-
Home equity lines of credit	18
Installment	-

Total	$39

Weighted
Florida:	Average
Payment
(dollars in thousands)	Delay (Months)

Commercial:
Commercial real estate	$-
Other	-
Real estate mortgage - 1 to 4 family:
First mortgages	24
Home equity loans	-
Home equity lines of credit	-
Installment	-

Total	$24

Weighted
Average
Payment
(dollars in thousands)	Delay (Months)

Commercial:
Commercial real estate	$-
Other	-
Real estate mortgage - 1 to 4 family:
First mortgages	45
Home equity loans	-
Home equity lines of credit	18
Installment	-

Total	$63

* Includes New York, New Jersey, Vermont and Massachusetts.

As of December 31, 2023, all loans both experiencing financial difficulty and modified during the year ended December 31, 2023 were current under the terms of the agreements. There were no commitments to lend additional funds to the borrowers and there were no charge-offs recorded against the loans. The Company had no allowance for credit losses recorded against these loans as of December 31, 2023. The Company did not have any loan modifications that had a payment default during the year ended December 31, 2023.